Cost method investments	6 Months Ended
Jun. 30, 2024
Cost Method Investments
Cost method investments

Note 9 — Cost method investments

Cost method investments consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000	84,189
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	84,189
Subtotal	1,200,000	1,200,000	168,378
Less: Impairment loss	1,102,938	1,102,938	154,759
Total	97,062	97,062	13,619

As for the year ended December 31, 2023 and the six months ended June 30, 2024, the Company’ cost method investments amounted to RMB 97,062 and RMB 97,062 (USD 13,619), respectively. As for the year ended December 31, 2023, the Company made impairment allowance of cost method investments with the amount of RMB 568,907 for the company in mobile games industry and RMB 534,031 for the company in central processing.